Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	S/ 235,745	S/ 241,133	S/ 208,694
Trade accounts receivable	961,886	860,916	574,166
Other assets	253,283	222,728	255,595
Inventories	143,764	130,521	87,578
Derivative financial instruments	8,962	721	69,064
Other investments	100,228	93,132
Total current assets	1,703,868	1,549,151	1,195,097
Non-current assets
Trade accounts receivable	571	420	551
Other assets	24,433	21,573	19,806
Investments in associates and joint venture	25,405	20,584	13,096
Property, furniture, and equipment	2,280,123	2,573,140	2,320,144
Intangible assets	2,656,888	3,129,187	2,758,917
Right-of-use assets	131,062	139,386	144,317
Investment properties	6,058	6,959	5,982
Derivative financial instruments	58,510	81,492	13,542
Deferred tax assets	193,520	167,371	122,211
Other investments	282	289
Total non-current assets	5,376,852	6,140,401	5,398,566
Total assets	7,080,720	7,689,552	6,593,663
Current liabilities
Loans and borrowings	654,233	385,300	2,040,980
Lease liabilities	32,459	31,867	28,084
Trade accounts payable	931,265	749,349	512,587
Other accounts payable	289,563	463,600	216,163
Provisions	12,246	19,074	19,974
Derivative financial instruments	15,273		15,317
Insurance contract liabilities	10,098	39,853	11,699
Deferred income	138	267	313
Total current liabilities	1,945,275	1,689,310	2,845,117
Non-current liabilities
Loans and borrowings	2,965,541	3,376,282	1,307,667
Lease liabilities	115,429	126,178	134,838
Trade accounts payable	2,741	3,906	73
Other accounts payable	73,150	221,132	277,181
Derivative financial instruments	27,097
Deferred tax liabilities	328,370	495,826	470,159
Deferred income	177	352	567
Total non-current liabilities	3,512,505	4,223,676	2,190,485
Total liabilities	5,457,780	5,912,986	5,035,602
Equity
Share capital	17,387	8,820	236,547
Share premium	1,208,586		386,045
Reserves	524,776	1,823,364	533,369
Retained losses	(273,533)	(366,899)	(90,982)
Equity attributable to the owner of the Company	1,477,216	1,465,285	1,064,979
Non-controlling interest	145,724	311,281	493,082
Total equity	1,622,940	1,776,566	1,558,061
Total liabilities and equity	S/ 7,080,720	S/ 7,689,552	S/ 6,593,663